Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2025
Classes of employee benefits expense [abstract]
Summary of Personnel Expenses

	2025	2024	2023
	(in € millions, except employee data)
Wages and salaries	1,202	1,187	1,558
Social costs and payroll taxes	311	444	254
Contributions to retirement plans	53	52	55
Share-based compensation	248	267	321
Other employee benefits	110	138	157
Total	1,924	2,088	2,345
Average full-time employees	7,287	7,691	9,123

Summary of Employee Severance Costs in Statement of Operations	These charges were included within the consolidated statement of operations as follows:

Year ended December 31, 2023

Cost of revenue	15
Research and development	119
Sales and marketing	44
General and administrative	34
Total	212